Segment Reporting - Sales to Unaffiliated Customers and Long-Lived Assets by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales to Unaffiliated Customers
Sales to Unaffiliated Customers	$ 1,214,874	$ 1,227,749	$ 1,226,256	$ 1,179,213	$ 1,175,870	$ 1,195,530	$ 1,202,359	$ 1,212,370	$ 4,848,092	$ 4,786,129	$ 4,498,932
Long-lived Assets
Long-lived Assets	2,481,240				2,532,908				2,481,240	2,532,908	2,531,700
United States [Member]
Sales to Unaffiliated Customers
Sales to Unaffiliated Customers									3,231,135	3,165,772	2,821,043
Long-lived Assets
Long-lived Assets	1,878,728				1,910,824				1,878,728	1,910,824	1,884,897
Europe [Member]
Sales to Unaffiliated Customers
Sales to Unaffiliated Customers									751,806	768,667	777,200
Long-lived Assets
Long-lived Assets	288,407				275,884				288,407	275,884	279,969
Canada [Member]
Sales to Unaffiliated Customers
Sales to Unaffiliated Customers									299,243	338,657	385,805
Long-lived Assets
Long-lived Assets	205,095				229,129				205,095	229,129	253,057
All other [Member]
Sales to Unaffiliated Customers
Sales to Unaffiliated Customers									565,908	513,033	514,884
Long-lived Assets
Long-lived Assets	$ 109,010				$ 117,071				$ 109,010	$ 117,071	$ 113,777